Schedule of Investments
September 30, 2020 (unaudited)
America First Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 78.82%

Beverages - 3.83%
The Coca-Cola Co.	5,347	263,981

Cigarettes - 8.76%
Altria Group, Inc.	7,482	289,104
Vector Group Ltd.	32,500	314,925

		604,029

Computer & Office Equipment - 4.68%
International Business Machines Corp.	2,654	322,912

Computer Communications Equipment - 3.53%
Cisco Systems, Inc.	6,179	243,391

Electric & Other Services Combined - 5.18%
Consolidated Edison, Inc.	4,587	356,869

Electric Services - 14.31%
Dominion Energy, Inc.	4,172	329,296
Edison International	6,236	317,038
Southern Company (The)	6,272	340,068

		986,402

Fire, Marine & Casualty Insurance - 4.08%
AMERISAFE, Inc.	4,904	281,293

Miscellaneous Manufacturing Industries - 4.74%
Amcor Plc.	29,591	326,981

Natural Gas Distribution - 8.47%
South Jersey Industries, Inc.	14,775	284,714
Spire Inc.	5,622	299,090

		583,804

Pharmaceutical Preparations - 8.39%
AbbVie, Inc.	3,417	299,295
Pfizer, Inc.	7,614	279,434

		578,729

Surgical & Medical Instruments & Apparatus - 3.91%
3M Co.	1,683	269,583

Wholesale-Drugs Proprietaries & Druggists' Sundries - 4.39%
Cardinal Health, Inc.	6,447	302,687

Wholesale-Industrial Machinery & Equipment - 4.56%
MSC Industrial Direct Co., Inc.	4,966	314,248

Total Common Stock	(Cost $ 5,577,368)	5,434,909

Corporate Bonds - 0.10%

RGS AEGCO Funding Corp., 9.810%, 12/07/2021	6,443	6,701

Total Corporate Bonds	(Cost $ 6,662)	6,701

Publicly Traded Limited Partnerships - 4.09%

Pipe Lines (No Natural Gas) - 4.09%
MPLX LP	17,913	281,951

Total Publicly Traded Limited Partnerships	(Cost $ 320,949)	281,951

Real Estate Investment Trusts - 18.13%

Essex Property Trust, Inc.	1,512	303,594
National Retail Properties, Inc.	9,235	318,700
Realty Income Corp.	5,276	320,517
W.P. Carey, Inc.	4,718	307,425

Total Real Estate Investment Trusts	(Cost $ 1,311,955)	1,250,236

Total Investments - 101.14%	(Cost $ 7,216,833)	6,973,797

Liabilities in Excess of Other Assets - -1.14%		(78,754)

Total Net Assets - 100.00%		6,895,043

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$6,967,096	$-
Level 2 - Other Significant Observable Inputs	6,701	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$6,973,797	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.